Segment Information - Summary of Revenue by Products and Services (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of products and services [Line Items]
Revenue	£ 23,723	£ 24,062	£ 19,012
Products and Services [Member]
Disclosure of products and services [Line Items]
Revenue	23,746	24,082	18,879
Products and Services [Member] | ICT and Managed Networks [Member]
Disclosure of products and services [Line Items]
Revenue	5,530	5,927	6,193
Products and Services [Member] | Broadband and TV [Member]
Disclosure of products and services [Line Items]
Revenue	4,655	4,477	3,535
Products and Services [Member] | Mobile [Member]
Disclosure of products and services [Line Items]
Revenue	6,451	6,358	1,326
Products and Services [Member] | Calls, Lines and Connections [Member]
Disclosure of products and services [Line Items]
Revenue	5,126	5,069	5,920
Products and Services [Member] | Transit [Member]
Disclosure of products and services [Line Items]
Revenue	265	404	419
Products and Services [Member] | Other Products and Services [Member]
Disclosure of products and services [Line Items]
Revenue	£ 1,719	£ 1,847	£ 1,486